Income Tax	12 Months Ended
Nov. 30, 2024
Income Tax [Abstract]
INCOME TAX
12.	INCOME TAX

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Group’s Hong Kong subsidiaries, IJL and ITL, are subject to Hong Kong profits tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. For these subsidiaries, the first HK$2 million of assessable profits are taxed at 8.25% and the remaining assessable profits are taxed at 16.5%.

(a)	The components of the income tax provision are as follow:

	For the Year Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Current tax	512,429	886,191	127,968	16,447
Deferred tax	—	(355,566)	(804,021)	(103,338)
Total income tax expense (benefits)	512,429	530,625	(676,053)	(86,891)

(b)	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:

	For the years ended November 30,
	2022		2023		2024
	Amounts	%	Amounts	%	Amounts		%
	HK$		HK$		HK$	US$
Current tax – Hong Kong profits tax Provision for the year	3,991,440		4,599,604		(1,101,052)	(141,514)
Income tax expense at the statutory rate	(658,589)	16.5	(758,935)	16.5	181,674	23,350	16.5
Effect of preferential tax rate	165,007	(4.1)	164,853	(3.6)	165,000	21,207	15.0
Effect of expenses not deductible for tax	(67,937)	1.7	(28,302)	0.6	(1,060)	(136)	(0.1)
Effect of Permanent difference*	49,090	(1.3)	91,759	(2.0)	330,439	42,470	30.0
Income tax expense (benefits)	(512,429)	12.8	(530,625)	11.5	676,053	86,891	61.4

*	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.

(c)	Deferred tax:

The deferred tax assets which are principally comprised of provision of credit losses. The movement of recognized deferred tax assets were as follows:

	As of November 30,
	2023	2024	2024
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year	—	355,566	45,700
Addition	355,566	804,021	103,338
Balance, end of the year	355,566	1,159,587	149,038

As of November 30, 2024 and 2023, the Group had taxes payables of HK$2,932,183 (US$376,864) and HK$3,718,174, respectively.